Summary of Significant Accounting Policies (Policies) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation

(a)	Basis of Presentation

The accompanying financial statements have been prepared on the accrual basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

(b)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of additions and deductions during the reporting periods. These estimates include the fair values of investments. Actual results could materially differ from those estimates.

Investment Valuation and Income Recognition

(c)	Investment Valuation and Income Recognition

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Net appreciation or depreciation in fair value of investments consists of the realized gains or losses and the unrealized appreciation or depreciation of those investments.

Omega Flex, Inc. 401(k) Profit Sharing Plan

Notes to the Financial Statements

As of and For the Years Ended December 31, 2025 and 2024

Summary of Significant Accounting Policies (continued)

Notes Receivable from Participants

(d)	Notes Receivable from Participants

Notes receivable from participants (participant loans for Form 5500 reporting purposes) are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Risks and Uncertainties

(e)	Risks and Uncertainties

The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statements of changes in net assets available for benefits.

Contributions

(f)	Contributions

Salary deferral contributions from Plan participants and the matching contributions from the Employer are recorded in the year in which the employee contributions are withheld from compensation. Employer profit sharing contributions are determined by the Company on an annual basis based on the formula describe in Note 1 to the financial statements and are recorded in the year in which the underlying compensation is earned.

Payment of Benefits
(g)	Payment of Benefits
Benefits are recorded when paid.
Forfeitures

(h)	Forfeitures

Forfeitures of terminating participants are used to reduce Company contributions or to pay Plan expenses. As of December 31, 2025 and 2024, there were $30,257 and $6,037, respectively, in forfeitures available to reduce Company contributions or to pay Plan expenses. For the year ended December 31, 2025, $8,498 was used to reduce the Company’s contributions and $0 was used to pay Plan expenses. For the year ended December 31, 2024, $15,018 was used to reduce the Company’s contributions and $0 was used to pay Plan expenses. In March 2026, $36,392 of forfeitures were used to reduce the Company’s 2025 matching contributions.